Summary of Significant Accounting Policies - Schedule of Diluted Per Share (Details) - shares	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	4,497,623	4,785,272	1,003,163	1,660,098	853,163
Options to purchase common stock under Old Nukk equity incentive plan [Member]
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	4,823			15,538	15,538
Convertible notes payable that convert into common stock [Member]
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	464,217			467,400
Stock purchase warrants to acquire common stock [Member]
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	4,028,583			1,177,160	837,625